Shareholder Report, Holdings (Details) - C000009558 [Member]	Jun. 30, 2026
Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.68%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.89%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.35%
Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%